EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2020
Investments in subsidiaries, joint ventures and associates [abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following tables presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2020 (MILLIONS)
Balance, beginning of period	$40,698
Additions, net of (disposals)[1]	1,945
Share of comprehensive loss	(1,249)
Distributions received	(485)
Return of capital	(40)
Foreign currency translation and other	(1,656)
Balance, end of period	$39,213

1.	Includes assets sold, amounts reclassified to held for sale.
Additions, net of disposals, of $1.9 billion during the period relate primarily to the acquisition of a $1.3 billion interest in BrandSafway in the first quarter of 2020.